BUSINESS ACQUISITION - TMA - Assets & Liabilities acquired (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Feb. 24, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BUSINESS ACQUISITION
Cash and cash equivalents	$ 469,050		$ 418,745	$ 457,698	$ 357,294
Investments	323,064		44,179
Trade receivables	799,188		389,375
Other receivables	159,969		58,875
Inventories	79,530		79,513
Assets classified as held for sale	3,011		2,322
Deferred income tax assets	48,434		43,398
PP&E	6,789,118		5,696,731
Intangible assets	2,671,525		2,494,659
Right of use assets	727,288		646,324
Investment properties	63,866
Trade payables	(1,108,820)		(584,980)
Salaries and social security payables	(435,044)		(297,645)
Other taxes payables	(243,086)		(119,264)
Leases liabilities	(149,030)		(98,045)
Other liabilities	(52,983)		(20,162)
Provisions	(429,302)		(69,524)	(74,815)
Goodwill	4,443,998		$ 4,436,736	$ 4,422,870
TMA
BUSINESS ACQUISITION
Cash and cash equivalents		$ 149,678
Investment		88,434
Trade receivables		335,696
Other receivables		69,288
Inventories		42,346
Assets classified as held for sale		2,366
Deferred income tax assets		348,393
PP&E		1,060,558
Intangible assets		218,152
Right of use assets		128,147
Investment properties		56,657
Trade payables		(430,015)
Salaries and social security payables		(140,877)
Other taxes payables		(193,325)
Leases liabilities		(106,991)
Other liabilities		(45,920)
Provisions		(405,576)
Net identifiable assets acquired		1,177,011
Goodwill		10,217
Total		1,187,228
Cash and cash equivalents	188,121
Investments	111,148
Trade receivables	421,919
Other receivables	87,084
Inventories	53,222
Assets classified as held for sale	2,974
Deferred income tax assets	437,877
PP&E	1,332,961
Intangible assets	274,183
Right of use assets	161,061
Investment properties	71,209
Trade payables	(540,469)
Salaries and social security payables	(177,061)
Other taxes payables	(242,980)
Leases liabilities	(134,471)
Other liabilities	(57,713)
Provisions	(509,747)
Net identifiable assets acquired	1,479,318
Goodwill	12,840
Totals	1,492,158
Asset retirement obligations as of acquisition date		94,603
Contingent liabilities as of acquisition date		415,144
TMA | Probable contingent liability
BUSINESS ACQUISITION
Contingent liabilities as of acquisition date		208,557
TMA | Possible contingent liability
BUSINESS ACQUISITION
Contingent liabilities as of acquisition date		$ 206,587
TMA | Trade receivables
BUSINESS ACQUISITION
Fair value of acquired trade receivables	421,919
Gross contractual amounts for trade receivables	511,511
Loss allowance of trade receivables	$ 129,592